15. Commitments and Contingencies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leases	$ 8,224	$ 71,274	$ 242,567	$ 176,062
Restaurants [Member]
Operating Leases			72,121	71,750
Lot [Member]
Operating Leases			73,782	35,350
Office [Member]
Operating Leases			96,664	68,962
Equipment Rentals [Member]
Operating Leases			$ 0	$ 0